Average Annual Total Returns{- Fidelity® Corporate Bond ETF} - 10.31 Fidelity Fixed-Income ETFs Combo PRO-07 - Fidelity® Corporate Bond ETF	Fidelity Corporate Bond ETF-Default Return Before Taxes Past 1 year	Fidelity Corporate Bond ETF-Default Return Before Taxes Past 5 years	Fidelity Corporate Bond ETF-Default Return Before Taxes Since Inception		Fidelity Corporate Bond ETF-Default After Taxes on Distributions Past 1 year	Fidelity Corporate Bond ETF-Default After Taxes on Distributions Past 5 years	Fidelity Corporate Bond ETF-Default After Taxes on Distributions Since Inception		Fidelity Corporate Bond ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Corporate Bond ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Corporate Bond ETF-Default After Taxes on Distributions and Sales Since Inception		LB004 Past 1 year	LB004 Past 5 years	LB004 Since Inception
Total	10.86%	7.12%	5.42%	[1]	9.51%	5.72%	4.01%	[1]	6.42%	4.88%	3.52%	[1]	9.35%	6.44%	5.16%	[1]

[1]	(a)From October 6, 2014